LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Long-Term Debt [Line Items]
Disclosure of detailed information about borrowings [text block]
The following table summarizes Vermilion’s outstanding long-term debt:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Revolving credit facility	899,595	1,362,192
Senior unsecured notes	370,735	—
Long-term debt	1,270,330	1,362,192

Disclosure of detailed information about change long-term debt [text block]
The following table reconciles the change in Vermilion’s long-term debt:

($M)	2017	2016
Balance at January 1	1,362,192	1,387,899
(Repayments) borrowings on the revolving credit facility	(450,646)	200,378
Issuance (repayment) of senior unsecured notes	391,906	(225,000)
Amortization of transaction costs and prepaid interest	2,012	2,337
Foreign exchange	(35,134)	(3,422)
Balance at December 31	1,270,330	1,362,192

Disclosure of detailed information about borrowings financial covenants [text block]
As at December 31, 2017, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2017	Dec 31, 2016
Consolidated total debt to consolidated EBITDA	4.0	1.87	2.36
Consolidated total senior debt to consolidated EBITDA	3.5	1.30	2.32
Consolidated total senior debt to total capitalization	55%	32%	46%

Disclosure of detailed information about redemption price of unsecured notes [text block]
Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-Term Debt [Line Items]
Disclosure of detailed information about borrowings [text block]
At December 31, 2017 and 2016, Vermilion had in place a bank revolving credit facility maturing May 31, 2021 with the following terms:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Total facility amount	1,400,000	2,000,000
Amount drawn	(899,595)	(1,362,192)
Letters of credit outstanding	(7,400)	(20,100)
Unutilized capacity	493,005	617,708